Commitments And Contingencies (Future Minimum Payments Operating Leases) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 54,048	$ 54,048
2020	54,048	54,048
2021		49,544
2021 and thereafter	49,544
2022 and thereafter
Total minimum rentals	$ 157,640	$ 157,640